Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Municipal Bond Funds
Entity Central Index Key	0000225997
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000007949
Shareholder Report [Line Items]
Fund Name	High-Yield Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[1]
AssetsNet	$ 15,809,000,000
Holdings Count | Holding	3,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,809
Number of Portfolio Holdings	3,372
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	5.9%
5 to 10 Years	12.5%
10 to 20 Years	29.1%
20 to 30 Years	34.7%
Greater than 30 Years	10.0%
Other Assets and Liabilities—Net	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007950
Shareholder Report [Line Items]
Fund Name	High-Yield Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[2]
AssetsNet	$ 15,809,000,000
Holdings Count | Holding	3,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,809
Number of Portfolio Holdings	3,372
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	5.9%
5 to 10 Years	12.5%
10 to 20 Years	29.1%
20 to 30 Years	34.7%
Greater than 30 Years	10.0%
Other Assets and Liabilities—Net	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007953
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[3]
AssetsNet	$ 76,087,000,000
Holdings Count | Holding	14,550
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$76,087
Number of Portfolio Holdings	14,550
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	3.2%
1 to 3 Years	6.5%
3 to 5 Years	10.4%
5 to 10 Years	29.9%
10 to 20 Years	45.2%
20 to 30 Years	2.6%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007954
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[4]
AssetsNet	$ 76,087,000,000
Holdings Count | Holding	14,550
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$76,087
Number of Portfolio Holdings	14,550
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	3.2%
1 to 3 Years	6.5%
3 to 5 Years	10.4%
5 to 10 Years	29.9%
10 to 20 Years	45.2%
20 to 30 Years	2.6%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007955
Shareholder Report [Line Items]
Fund Name	Limited-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VMLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[5]
AssetsNet	$ 30,718,000,000
Holdings Count | Holding	7,194
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$30,718
Number of Portfolio Holdings	7,194
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	16.7%
1 to 3 Years	22.4%
3 to 5 Years	25.3%
5 to 10 Years	27.2%
10 to 20 Years	1.8%
20 to 30 Years	3.8%
Greater than 30 Years	0.7%
Other Assets and Liabilities—Net	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007956
Shareholder Report [Line Items]
Fund Name	Limited-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VMLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[6]
AssetsNet	$ 30,718,000,000
Holdings Count | Holding	7,194
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$30,718
Number of Portfolio Holdings	7,194
Portfolio Turnover Rate	15%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	16.7%
1 to 3 Years	22.4%
3 to 5 Years	25.3%
5 to 10 Years	27.2%
10 to 20 Years	1.8%
20 to 30 Years	3.8%
Greater than 30 Years	0.7%
Other Assets and Liabilities—Net	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007957
Shareholder Report [Line Items]
Fund Name	Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[7]
AssetsNet	$ 16,889,000,000
Holdings Count | Holding	3,796
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$16,889
Number of Portfolio Holdings	3,796
Portfolio Turnover Rate	16%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	12.3%
10 to 20 Years	34.6%
20 to 30 Years	35.1%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007958
Shareholder Report [Line Items]
Fund Name	Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[8]
AssetsNet	$ 16,889,000,000
Holdings Count | Holding	3,796
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$16,889
Number of Portfolio Holdings	3,796
Portfolio Turnover Rate	16%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	12.3%
10 to 20 Years	34.6%
20 to 30 Years	35.1%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007959
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VWSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[9]
AssetsNet	$ 15,232,000,000
Holdings Count | Holding	3,331
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,232
Number of Portfolio Holdings	3,331
Portfolio Turnover Rate	30%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	36.2%
1 to 3 Years	32.1%
3 to 5 Years	20.1%
5 to 10 Years	5.3%
10 to 20 Years	2.5%
20 to 30 Years	2.4%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007960
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VWSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[10]
AssetsNet	$ 15,232,000,000
Holdings Count | Holding	3,331
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,232
Number of Portfolio Holdings	3,331
Portfolio Turnover Rate	30%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	36.2%
1 to 3 Years	32.1%
3 to 5 Years	20.1%
5 to 10 Years	5.3%
10 to 20 Years	2.5%
20 to 30 Years	2.4%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007961
Shareholder Report [Line Items]
Fund Name	Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VMSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[11]
AssetsNet	$ 18,959,000,000
Holdings Count | Holding	986
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,959
Number of Portfolio Holdings	986

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets(as of April 30, 2025)

1 to 7 Days	90.5%
8 to 30 Days	1.5%
31 to 60 Days	3.1%
61 to 90 Days	1.7%
91 to 180 Days	1.1%
Over 180 Days	1.0%
Other Assets and Liabilities—Net	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153132
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VTEB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[12]
AssetsNet	$ 38,373,000,000
Holdings Count | Holding	9,787
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$38,373
Number of Portfolio Holdings	9,787
Portfolio Turnover Rate	10%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.0%
1 to 3 Years	8.6%
3 to 5 Years	7.7%
5 to 10 Years	18.8%
10 to 20 Years	30.0%
20 to 30 Years	26.3%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153131
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[13]
AssetsNet	$ 38,373,000,000
Holdings Count | Holding	9,787
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$38,373
Number of Portfolio Holdings	9,787
Portfolio Turnover Rate	10%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.0%
1 to 3 Years	8.6%
3 to 5 Years	7.7%
5 to 10 Years	18.8%
10 to 20 Years	30.0%
20 to 30 Years	26.3%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247740
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTEI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[14]
AssetsNet	$ 529,000,000
Holdings Count | Holding	3,359
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$529
Number of Portfolio Holdings	3,359
Portfolio Turnover Rate	11%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	6.5%
1 to 3 Years	12.2%
3 to 5 Years	11.2%
5 to 10 Years	26.9%
10 to 20 Years	42.4%
20 to 30 Years	0.0%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254940
Shareholder Report [Line Items]
Fund Name	Core Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VCRM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 5	[15]
Expense Ratio, Percent	0.12%	[16]
AssetsNet	$ 218,000,000
Holdings Count | Holding	970
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$218
Number of Portfolio Holdings	970
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.3%
1 to 3 Years	7.5%
3 to 5 Years	8.1%
5 to 10 Years	16.6%
10 to 20 Years	30.6%
20 to 30 Years	23.5%
Greater than 30 Years	6.1%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254941
Shareholder Report [Line Items]
Fund Name	Short Duration Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VSDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 5	[17]
Expense Ratio, Percent	0.12%	[18]
AssetsNet	$ 88,000,000
Holdings Count | Holding	707
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$88
Number of Portfolio Holdings	707
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	6.3%
1 to 3 Years	24.1%
3 to 5 Years	30.3%
5 to 10 Years	36.2%
10 to 20 Years	0.7%
20 to 30 Years	1.3%
Greater than 30 Years	0.3%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Costs would be higher for a full year.
[16]	Annualized.
[17]	Costs would be higher for a full year.
[18]	Annualized.